Note 9 - Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Note 9 - Commitments And Contingencies
Commitments and Contingencies

Leases

As described in Note 1. Nature of Operations and Summary of Significant Accounting Policies, we adopted new lease accounting guidance effective January 1, 2019.

We determine if a contractual arrangement is a lease at inception. Our lease arrangements provide the Company the right to utilize certain specified tangible assets for a period of time in exchange for consideration. Our leases primarily relate to building office space. Our leases currently consist solely of operating leases. Leases with an initial term of 12 months or less are not recorded on the balance sheet.

We recognize a lease liability and a right of use asset at the lease commencement date based on the present value of the future lease payments over the lease term discounted using our incremental borrowing rate. Implicit interest rates within our lease arrangements are rarely determinable. Right of use assets also include, if applicable, prepaid lease payments and initial direct costs, less incentives received.

We recognize operating lease expense on a straight-line basis over the term of the lease within selling general and administrative expenses.

Our leases do not contain any material residual value guarantees or material restrictive covenants. Some of our leases include optional renewal periods or termination provisions which we assess at inception to determine the term of the lease, subject to reassessment in certain circumstances.

The following table summarizes the Company’s future minimum payments under operating leases as of December 31, 2019

Year ending December 31:
2019	69,000
2020	71,000
2021	61,000
Total minimum lease payments	$201,000

Lease expense for the quarters ended March 31, 2019 and 2018 was $17,000 and $24,000, respectively.

Employment Agreements

On October 18, 2018, the Company entered into a Consultant Agreement with Anthony Cataldo. The term of the Consultant Agreement shall remain in effect until September 30, 2019. This Agreement supersedes the Consultant Agreement dated February 14, 2018 and will pay Mr. Cataldo $25,000 per month during the term of the Agreement.

On October 19, 2018, the Company entered into an Executive Employment Agreement with Dr. Urbanski, reflecting his current position as Chief Executive Officer of the Company. Under the terms of this agreement, Dr. Urbanski’s annual salary is essentially unchanged from his previous positions. Dr. Urbanski is also entitled to participate in the Company’s bonus plans. Under the Executive Employment Agreement, the Company has agreed that upon shareholder approval of a Stock Option Plan, it will recommend to the Board that the Company grant Dr. Urbanski a Non-Qualified stock option to purchase 2,971,102 shares of the Company’s common stock having an exercise equal to the fair market value of the shares on the date of the Agreement. The stock option grant would vest according to the following schedule: (i) 1,250,000 fully vested shares upon signing of the agreement, (ii) 1,250,000 shares on January 1, 2019, and (iii) 471,102 shares on January 1, 2020. On March 15, 2019, Dr, Urbanski resigned his position as Chief Executive Officer, President and Chairman of the Board.

Leases

On September 1, 2017, the Company entered into a three-year lease agreement for its office in Washington, D.C. In addition to minimum rent, certain leases require payment of real estate taxes, insurance, common area maintenance charges and other executory costs. The Company recognizes rent expense under such arrangements on a straight-line basis over the effective term of each lease. This lease was terminated as of June 30, 2018.

On October 1, 2018, the Company entered into a three-year lease agreement for its office in Westlake Village, CA. In addition to minimum rent, certain leases require payment of real estate taxes, insurance, common area maintenance charges and other executory costs. The Company recognizes rent expense under such arrangements on a straight-line basis over the effective term of each lease.

The following table summarizes the Company’s future minimum lease commitments as of December 31, 2018 (in thousands):

Year ending December 31:
2019	69,000
2020	71,000
2021	61,000
Total minimum lease payments	201,000

Rent expense for the years ended December 31, 2018 and 2017 was $69,000 and $9,000, respectively.

Employment Agreements

On October 18, 2018, the Company entered into a Consultant Agreement with Anthony Cataldo. The term of the Consultant Agreement shall remain in effect until September 30, 2019. This Agreement supersedes the Consultant Agreement dated February 14, 2018 and will pay Mr. Cataldo $25,000 per month during the term of the Agreement.

On October 19, 2018, the Company entered into an Executive Employment Agreement with Dr. Urbanski, reflecting his current position as Chief Executive Officer of the Company. Under the terms of this agreement, Dr. Urbanski’s annual salary is essentially unchanged from his previous positions. Dr. Urbanski is also entitled to participate in the Company’s bonus plans. Under the Executive Employment Agreement, the Company has agreed that upon shareholder approval of a Stock Option Plan, it will recommend to the Board that the Company grant Dr. Urbanski a Non-Qualified stock option to purchase 2,971,102 shares of the Company’s common stock having an exercise equal to the fair market value of the shares on the date of the Agreement. The stock option grant would vest according to the following schedule: (i) 1,250,000 fully vested shares upon signing of the agreement, (ii) 1,250,000 shares on January 1, 2019, and (iii) 471,102 shares on January 1, 2020. On March 15, 2019, Dr, Urbanski resigned his position as Chief Executive Officer, President and Chairman of the Board.